LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 1,772	$ 1,894	$ 1,074
Less than 1 year [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	1,772	1,894
1 year to 5 years [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	0	0
Carrying amount [member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 1,772	$ 1,894